UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

     Michael H. Kossman     San Francisco, CA     May 04, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $287,075 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      264     3160 SH       SOLE                     3160        0        0
APPLE INC                      COM              037833100      286     1219 SH       SOLE                     1219        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     1423    45925 SH       SOLE                    45925        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     3532       29 SH       SOLE                       29        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    35614   438215 SH       SOLE                   438215        0        0
CISCO SYS INC                  COM              17275R102      205     7892 SH       SOLE                     7892        0        0
EXXON MOBIL CORP               COM              30231G102      405     6041 SH       SOLE                     6041        0        0
GENERAL ELECTRIC CO            COM              369604103      291    15992 SH       SOLE                    15992        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    67205  1548870 SH       SOLE                  1548870        0        0
ISHARES TR                     MSCI ACWI INDX   464288257      245     5642 SH       SOLE                     5642        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1750    34545 SH       SOLE                    34545        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     9490   221059 SH       SOLE                   221059        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655     2260    33335 SH       SOLE                    33335        0        0
ISHARES TR INDEX               MSCI EMERG MKT   464287234      459    10905 SH       SOLE                    10905        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465     2109    37673 SH       SOLE                    37673        0        0
ISHARES TR INDEX               RUSSELL 1000     464287622     7313   113170 SH       SOLE                   113170        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630     2241    35096 SH       SOLE                    35096        0        0
ISHARES TR INDEX               S&P 500 INDEX    464287200     4066    34654 SH       SOLE                    34654        0        0
ISHARES TR INDEX               RUSSELL1000VAL   464287598     2059    33720 SH       SOLE                    33720        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106     6942   258440 SH       SOLE                   258440        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863     1942    55365 SH       SOLE                    55365        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      821    12500 SH       SOLE                    12500        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     6163   230485 SH       SOLE                   230485        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    64801   549588 SH       SOLE                   549588        0        0
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      241     1680 SH       SOLE                     1680        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     1455    29809 SH       SOLE                    29809        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      458     7625 SH       SOLE                     7625        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      306     6067 SH       SOLE                     6067        0        0
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    15307   363131 SH       SOLE                   363131        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    47169  1061401 SH       SOLE                  1061401        0        0
WELLS FARGO & CO NEW           COM              949746101      253     8141 SH       SOLE                     8141        0        0